CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
CURRENT ASSETS
Cash and cash equivalents	Rp 34,228	$ 2,052	Rp 33,905	Rp 29,007
Other current financial assets	1,420	85	1,285	1,661
Trade and other receivables	11,410	684	12,829	10,948
Contract assets	2,290	137	2,449	2,704
Inventories	901	54	1,096	997
Prepaid taxes	1,979	119	2,844	1,928
Contract costs	932	56	1,134	653
Asset held for sale	751	45
Other current assets	7,869	472	7,552	7,730
Total Current Assets	61,780	3,704	63,094	55,628
NON-CURRENT ASSETS
Contract assets	109	7	129	26
Long-term investments	7,387	443	8,335	8,162
Contract costs	1,370	82	1,596	1,568
Property and equipment	163,458	9,801	168,354	170,108
Right-of-use assets	29,333	1,759	28,471	24,024
Intangible assets	9,237	554	9,442	8,731
Deferred tax assets	6,733	404	5,382	5,872
Other non-current assets	7,873	472	6,208	5,433
Total Non-current Assets	225,500	13,522	227,917	223,924
TOTAL ASSETS	287,280	17,226	291,011	279,552
CURRENT LIABILITIES
Trade and other payables	16,832	1,009	15,790	19,049
Contract liabilities	7,970	478	7,738	6,848
Current income tax liabilities	369	22	868	2,333
Other tax liabilities	1,656	99	2,425	2,192
Accrued expenses	14,867	891	14,192	13,079
Customer deposits	1,523	91	2,872	2,566
Short-term bank loans	6,929	415	11,525	9,650
Current maturities of long-term loans	17,746	1,064	15,866	10,276
Current maturities of lease liabilities	5,945	357	5,447	5,458
Liabilities directly associated with the assets held for sale	466	28
Total Current Liabilities	74,303	4,454	76,723	71,451
NON-CURRENT LIABILITIES
Deferred tax liabilities	1,233	74	992	841
Contract liabilities	2,851	171	2,484	2,591
Long service award provisions	1,308	78	1,192	1,153
Pension benefits and other post-employment benefits obligations	12,996	779	11,540	11,414
Long-term loans	26,099	1,565	25,518	27,773
Lease liabilities	18,547	1,112	18,478	14,844
Other non-current liabilities	240	16	224	290
Total Non-current Liabilities	63,274	3,795	60,428	58,906
TOTAL LIABILITIES	137,577	8,249	137,151	130,357
EQUITY
Capital stock	4,953	297	4,953	4,953
Additional paid-in capital	1,977	119	1,977	1,977
Treasury stock	(30)	(2)
Retained earnings	122,131	7,324	125,913	121,106
Other reserves	1,120	67	759	500
Net equity attributable to owners of the parent company	130,151	7,805	133,602	128,536
Non-controlling interests	19,552	1,172	20,258	20,659
TOTAL EQUITY	149,703	8,977	153,860	149,195
TOTAL LIABILITIES AND EQUITY	Rp 287,280	$ 17,226	Rp 291,011	Rp 279,552